                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767

                                   ----------

                                UBS Money Series
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS CASH RESERVES FUND
SEMIANNUAL REPORT
OCTOBER 31, 2005

UBS CASH RESERVES FUND

December 15, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for the UBS Cash Reserves Fund ("the Fund") for the six months ended October 31, 2005.

PERFORMANCE

The seven-day current yield for the Fund as of October 31, 2005, was 3.47% versus 2.42% on April 30, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 5.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q.   HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST SIX MONTHS?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, geopolitical events and the devastation caused by Hurricanes Katrina and Rita. Despite these issues, the economy proved to be surprisingly resilient. Gross domestic product (GDP) growth was a robust 4.3% in the third quarter of 2005, and corporate profitability generally remained strong.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, the Federal Reserve Board (the "Fed") continued to raise interest rates as it sought to keep inflation in check. After raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--seven times from June 2004 through April 2005, the Fed again increased rates in 0.25% increments on four more occasions over the reporting period, and twice more on November 1 and December 13, 2005, after the period ended. In total, the 13 rate hikes in this tightening campaign have brought the fed funds rate from 1.00% to 4.25%.

[SIDENOTE]

UBS CASH RESERVES FUND

INVESTMENT GOAL:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:
Michael H. Markowitz

UBS Global Asset Management (US) Inc.

COMMENCEMENT:
February 14, 2000

DIVIDEND PAYMENTS:
Monthly

Q.   HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE SEMIANNUAL PERIOD?

A. As we discussed in the previous report, toward the end of the last reporting period we shifted the portfolio from a "barbell" position to a more "bulleted" yield curve position. This allowed us to shorten the portfolio's weighted average maturity and target our maturities to the Fed's meeting dates in anticipation of rising rates. In addition, we added to the Fund's variable- and floating-rate positions, which was beneficial to performance as interest rates continued to rise.

Q.   WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We maintained our strategy of emphasizing quality in addition to liquidity. We continued to reduce the Fund's exposure to US government and agency securities, while increasing its positions in repurchase agreements--a trend that we began more than a year ago. The portfolio's holdings in commercial paper continued to represent the Fund's biggest sector exposure. On the whole, this positioning was beneficial in the rising rate environment over the past six months, and helped maintain the Fund's overall level of diversification while preserving our liquidity requirements.

Q.   WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We believe that inflation concerns will likely lead the Fed to continue its tightening policy over the short term. If rates do indeed continue to rise, we believe keeping the portfolio's weighted average maturity at the lower end of our allowable range would prove prudent. Maintaining a high-quality portfolio in such an environment, we believe, would also be important, as we continue to seek out current income while working to preserve capital.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W. Douglas Beck, CFA
W. Douglas Beck, CFA
PRESIDENT
UBS Cash Reserves Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Michael H. Markowitz
Michael H. Markowitz
PORTFOLIO MANAGER
UBS Cash Reserves Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2005. The views and opinions in the letter were current as of December 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (E.G., ACCESS(SM) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

                              BEGINNING         ENDING         EXPENSES PAID
                            ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD*
                             MAY 1, 2005   OCTOBER 31, 2005  05/01/05 TO 10/31/05
Actual                      $    1,000.00  $       1,014.80       $          2.39
Hypothetical (5% annual
return before expenses)     $    1,000.00  $       1,022.84       $          2.40

* Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                        10/31/05        4/30/05       10/31/04
------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                3.47%          2.42%          1.37%
Seven-Day EffectiveYield*                               3.52           2.44           1.38
Weighted Average Maturity**                          42 Days        43 Days        46 Days
Net Assets (mm)                                 $      316.1   $      324.2   $      271.6

PORTFOLIO COMPOSITION***                          10/31/05        4/30/05       10/31/04
------------------------------------------------------------------------------------------
Commercial Paper                                        51.8%          48.5%          40.1%
Certificates of Deposit                                 15.3           18.5           11.8
Short-Term Corporate Obligations                        14.9           12.4           12.9
Repurchase Agreements                                   11.8            8.0            7.3
U.S. Government Agency Obligations                       6.6           10.9           24.5
Money Market Funds                                       1.7            1.6            2.6
Bank Notes                                               1.6             --            0.7
Other Assets Less Liabilities                           (3.7)           0.1            0.1
------------------------------------------------------------------------------------------
TOTAL                                                  100.0%         100.0%         100.0%
------------------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                         MATURITY         INTEREST
    (000)                                                           DATES            RATES          VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.64%
$       14,250    Federal Home Loan Bank                         11/10/05 to        3.645 to
                                                                 12/12/05           3.893%*      $   14,247,854
         4,000    Federal Home Loan Mortgage Corp.               11/07/05           3.702*            4,000,004
         2,750    Federal Home Loan Mortgage Corp.               10/23/06           4.250             2,750,000
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$20,997,858)                                         20,997,858
---------------------------------------------------------------------------------------------------------------

BANK NOTES--1.58%
   U.S.--1.58%
         5,000    Bank of America N.A.                           11/01/05 to        3.810 to
                    (cost--$5,000,000)                           11/07/05           4.060*            5,000,000

CERTIFICATES OF DEPOSIT--15.34%
   NON-U.S.--10.28%
         4,500    BNP Paribas                                    02/13/06           3.965             4,500,000
         5,000    Canadian Imperial
                    Bank of Commerce                             11/15/05           3.740             5,000,000
         8,000    Credit Suisse First Boston                     11/01/05           3.775             8,000,000
         3,000    Deutsche Bank AG                               08/03/06           4.170             3,000,000
         3,500    Fortis Bank NV-SA                              07/07/06           3.930             3,500,000
         3,000    Natexis Banque Populaires                      02/27/06           3.990             3,000,000
         3,500    Svenska Handelsbanken                          12/06/05           3.730             3,500,000
         2,000    UniCredito Italiano SpA                        12/19/05           3.823*            1,999,868
---------------------------------------------------------------------------------------------------------------
                                                                                                     32,499,868
---------------------------------------------------------------------------------------------------------------

   U.S.--5.06%
         3,500    Citibank N.A.                                  01/05/06           4.035             3,500,000
         7,500    First Tennessee Bank N.A. (Memphis)            12/12/05 to        3.810 to
                                                                 12/27/05           4.120             7,500,000
         5,000    Washington Mutual Bank FA                      12/05/05           4.040             5,000,000
                                                                                                     16,000,000
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$48,499,868)                                                    48,499,868
---------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--51.77%
   ASSET BACKED-BANKING--1.71%
         5,500    Atlantis One Funding                           03/16/06 to        3.870 to
                                                                 04/03/06           4.140             5,414,016

   ASSET BACKED-MISCELLANEOUS--18.39%
         4,500    Amsterdam Funding Corp.                        11/16/05 to        3.860 to
                                                                 12/06/05           3.940             4,488,318

   PRINCIPAL
    AMOUNT                                                         MATURITY         INTEREST
    (000)                                                            DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$        7,400    Barton Capital LLC                             11/01/05 to        3.780 to
                                                                 11/03/05           3.890%       $    7,399,352
         8,000    Chariot Funding LLC                            11/08/05           3.825             7,994,050
         4,000    Falcon Asset Securitization Corp.              12/09/05           3.930             3,983,406
         3,992    Kitty Hawk Funding Corp.                       03/20/06           3.930             3,931,425
         6,000    Old Line Funding Corp.                         11/21/05           3.880             5,987,067
         4,500    Preferred Receivables Funding Corp.            11/09/05           3.830             4,496,170
         6,000    Ranger Funding Co. LLC                         11/01/05           3.780             6,000,000
         3,400    Thunderbay Funding                             11/07/05           3.800             3,397,847
         6,500    Variable Funding Capital Corp.                 12/16/05 to        3.960 to
                                                                 01/09/06           4.030             6,460,889
         4,000    Yorktown Capital LLC                           11/21/05           3.940             3,991,244
---------------------------------------------------------------------------------------------------------------
                                                                                                     58,129,768
---------------------------------------------------------------------------------------------------------------

   ASSET BACKED-SECURITIES--10.37%
         4,000    Cancara Asset Securitization LLC               11/04/05           3.810             3,998,730
         4,000    CC (USA), Inc. (Centauri)                      01/11/06           4.060             3,967,971
         7,500    Dorada Finance, Inc.                           11/23/05           3.760 to
                                                                                    3.770             7,482,745
         8,500    Galaxy Funding, Inc.                           12/16/05 to        3.840 to
                                                                 04/03/06           4.140             8,408,020
         9,000    Grampian Funding LLC                           11/04/05 to        3.490 to
                                                                 03/29/06           4.100             8,922,612
---------------------------------------------------------------------------------------------------------------
                                                                                                     32,780,078
---------------------------------------------------------------------------------------------------------------

   AUTOMOTIVE OEM--2.22%
         7,000    BMW US Capital LLC                             11/01/05           4.020             7,000,000
---------------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--6.91%
         5,000    Alliance & Leicester PLC                       01/20/06           4.085             4,954,611
         5,084    Banque et Caisse d'Epargne de L'Etat           12/05/05           3.915             5,065,202
         4,000    Depfa Bank PLC                                 01/18/06           4.090             3,964,553
         2,900    Nationwide Building Society                    12/07/05           3.700             2,889,270
         5,000    Northern Rock PLC                              12/12/05           3.935             4,977,593
---------------------------------------------------------------------------------------------------------------
                                                                                                     21,851,229
---------------------------------------------------------------------------------------------------------------

   BANKING-U.S.--7.12%
         8,000    Danske Corp.                                   11/14/05 to        3.675 to
                                                                 03/27/06           4.055             7,944,069

   PRINCIPAL
    AMOUNT                                                         MATURITY         INTEREST
    (000)                                                            DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   BANKING-U.S.--(CONCLUDED)
$        8,700    Nordea N.A., Inc.                              12/01/05 to        3.930 to
                                                                 04/03/06           4.140%       $    8,572,928
         6,000    Westpac Capital Corp.                          11/07/05           3.370             5,996,630
---------------------------------------------------------------------------------------------------------------
                                                                                                     22,513,627
---------------------------------------------------------------------------------------------------------------

   BROKERAGE--3.63%
         4,000    Bear Stearns Cos., Inc.                        11/14/05           3.920             3,994,338
         4,000    Goldman Sachs Group, Inc.                      11/01/05           4.065*            4,000,000
         3,500    Goldman Sachs Group, Inc.                      11/22/05           4.030             3,491,772
---------------------------------------------------------------------------------------------------------------
                                                                                                     11,486,110
---------------------------------------------------------------------------------------------------------------

   FINANCE-NONCAPTIVE DIVERSIFIED--1.42%
         4,500    CIT Group, Inc.                                12/19/05           4.090             4,475,460
---------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$163,650,288)                                                         163,650,288
---------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--14.95%
   ASSET BACKED-SECURITIES--2.45%
         2,750    Links Finance LLC**                            11/14/05           2.680             2,750,000
         5,000    Links Finance LLC**                            01/17/06           4.140*            5,000,554
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,750,554
---------------------------------------------------------------------------------------------------------------

   AUTOMOBILE OEM--0.95%
         3,000    American Honda Finance Corp.**                 11/21/05           3.880*            3,000,148

   BANKING-NON-U.S.--4.59%
         6,500    Abbey National Treasury
                    Services PLC**                               01/13/06           4.190*            6,500,888
         3,000    HBOS Treasury Services PLC**                   11/01/05           3.880*            3,000,000
         5,000    Societe Generale**                             11/02/05           4.060*            5,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     14,500,888
---------------------------------------------------------------------------------------------------------------

   BANKING-U.S.--1.58%
         5,000    Wells Fargo & Co.**                            11/15/05           3.960*            5,000,297

   FINANCE-CAPTIVE AUTOMOTIVE--0.95%
         3,000    Toyota Motor Credit Corp.                      11/01/05           3.800*            3,000,000

   FINANCE-NONCAPTIVE CONSUMER--1.58%
         5,000    HSBC Finance Corp.                             11/01/05           4.195*            5,004,522

   FINANCE-NONCAPTIVE DIVERSIFIED--2.85%
         9,000    General Electric Capital Corp.                 11/07/05 to        3.947 to
                                                                 11/09/05           4.040*            9,003,088
---------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$47,259,497)                                           47,259,497
---------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                         MATURITY         INTEREST
    (000)                                                            DATES           RATES           VALUE
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--11.78%
$       37,200    Repurchase Agreement dated
                    10/31/05 with Goldman Sachs, Inc.,
                    collateralized by $37,702,000
                    Federal Home Loan Mortgage Corp.
                    obligations, 4.500% to 5.125%
                    due 04/18/07 to 10/15/08;
                    (value--$37,944,144);
                    proceeds: $37,204,144                        11/01/05           4.010%       $   37,200,000

            28    Repurchase Agreement dated
                    10/31/05 with State Street Bank &
                    Trust Co., Collateralized by $21,103
                    U.S. Treasury Bonds, 5.250% to
                    8.750% due 05/15/17 to 02/15/29;
                    (value--$28,597);
                    proceeds: $28,003                            11/01/05           3.570                28,000
---------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$37,228,000)                                                      37,228,000
---------------------------------------------------------------------------------------------------------------

  NUMBER OF
   SHARES
    (000)
------------
MONEY MARKET FUNDS+--1.66%
         2,411    AIM Liquid Assets Portfolio                                       3.832             2,410,631
         2,841    BlackRock Provident Institutional
                    TempFund                                                        3.756             2,840,773
---------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$5,251,404)                                                           5,251,404
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$327,886,915
  which approximates cost for federal income
  tax purposes)--103.72%                                                                            327,886,915
---------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(3.72)%                                                      (11,769,558)
Net Assets (applicable to 316,150,820 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                      $  316,117,357

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2005, and reset periodically.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.57% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rates shown reflect yield at October 31, 2005.
OEM  Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               79.0%
United Kingdom                                                               6.8
France                                                                       3.8
Switzerland                                                                  2.4
Luxembourg                                                                   1.6
Canada                                                                       1.5
Ireland                                                                      1.2
Belgium                                                                      1.1
Sweden                                                                       1.1
Germany                                                                      0.9
Italy                                                                        0.6
--------------------------------------------------------------------------------
Total                                                                      100.0%
--------------------------------------------------------------------------------

                      Weighted average maturity -- 42 days

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED
                                                                                    OCTOBER 31,2005
                                                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                            $     5,637,175
EXPENSES:
Investment advisory and administration fees                                                 549,893
Transfer agency and related services fees                                                   335,755
Reports and notices to shareholders                                                          38,386
Professional fees                                                                            36,540
State registration fees                                                                      31,206
Custody and accounting fees                                                                  16,663
Trustees' fees                                                                                6,614
Other expenses                                                                               15,737
---------------------------------------------------------------------------------------------------
                                                                                          1,030,794
---------------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by investment
  advisor and administrator                                                                (247,613)
Net expenses                                                                                783,181
Net investment income                                                                     4,853,994
Net realized gain from investment activities                                                  4,606
Net increase in net assets resulting from operations                                $     4,858,600

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED         FOR THE
                                                                OCTOBER 31, 2005      YEAR ENDED
                                                                   (UNAUDITED)      APRIL 30, 2005
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $      4,853,994    $     4,479,278
Net realized gain (loss) from investment activities                        4,606            (47,584)
Net increase in net assets resulting from operations                   4,858,600          4,431,694
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                 (4,853,994)        (4,479,278)
Net realized gain from investment activities                                  --            (19,000)
---------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                     (4,853,994)        (4,498,278)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  beneficial interest transactions                                    (8,110,089)        85,154,237
Net increase (decrease) in net assets                                 (8,105,483)        85,087,653
NET ASSETS:
Beginning of period                                                  324,222,840        239,135,187
End of period                                                   $    316,117,357    $   324,222,840
Accumulated undistributed net invesment income                  $             --    $            --

                 See accompanying notes to financial statements

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At October 31, 2005, the Fund owed UBS Global AM $94,758 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total operating expenses at a level not exceeding 0.47% of the Fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the six months ended October 31, 2005, UBS Global AM reimbursed $180,959 in expenses which is subject to repayment through April 30, 2009 and waived $66,654 in investment advisory and administration fees. At October 31, 2005, UBS Global AM owed the Fund $40,901 for fee waivers and expense reimbursements.

At October 31, 2005, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

      EXPENSE              EXPIRES       EXPIRES       EXPIRES       EXPIRES
   REIMBURSEMENTS         APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
SUBJECT TO REPAYMENT        2006          2007          2008          2009
-----------------------------------------------------------------------------
    $  1,673,068          $ 485,088     $ 581,014     $ 426,007     $ 180,959

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $139,657,124. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended October 31, 2005, UBS Financial Services Inc. received from PFPC, not the Fund, $184,234 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended October 31, 2005, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At October 31, 2005, the Fund had the following liabilities outstanding:

Payable for investments purchased                               $    12,000,000
Dividends payable to shareholders                                       207,308
Other accrued expenses*                                                 218,917

*    Excludes investment advisory and administration fees.

At October 31, 2005, the components of net assets were as follows:

Accumulated paid in capital                                     $   316,146,798
Accumulated net realized loss from investment activities                (29,441)
Net assets                                                      $   316,117,357

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2005 and the fiscal year ended April 30, 2005 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending April 30, 2006.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                FOR THE SIX         FOR THE
                                                MONTHS ENDED       YEAR ENDED
                                              OCTOBER 31, 2005   APRIL 30, 2005
-------------------------------------------------------------------------------
Shares sold                                      1,345,700,777    2,800,644,917
Shares repurchased                              (1,358,549,753)  (2,719,851,066)
Dividends reinvested                                 4,738,887        4,360,386
Net increase (decrease) in shares outstanding       (8,110,089)      85,154,237

UBS CASH RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                             FOR THE SIX
                             MONTHS ENDED                             FOR THE YEARS ENDED APRIL 30,
                           OCTOBER 31, 2005    ----------------------------------------------------------------------------
                              (UNAUDITED)          2005            2004            2003           2002            2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $           1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                 0.015           0.014           0.007           0.012           0.026           0.059
Dividends from net
  investment income                  (0.015)         (0.014)         (0.007)         (0.012)         (0.026)         (0.059)
Distributions from net
  realized gains from
  investment activities                  --          (0.000)#        (0.001)         (0.000)#            --              --
Total dividends and
  distributions                      (0.015)         (0.014)         (0.008)         (0.012)         (0.026)         (0.059)
NET ASSET VALUE,
  END OF PERIOD            $           1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)             1.48%           1.44%           0.70%           1.25%           2.66%           6.01%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)        $        316,117    $    324,223    $    239,135    $    235,863    $    393,966    $    349,830
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  by advisor                           0.47%*          0.47%           0.47%           0.47%           0.47%           0.47%
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  by advisor                           0.62%*          0.65%           0.72%           0.66%           0.61%           0.54%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  by advisor                           2.91%*          1.47%           0.65%           1.25%           2.61%           5.80%
Net investment income
  to average net assets,
  before fee waivers and
  expense reimbursements
  by advisor                           2.76%*          1.29%           0.40%           1.06%           2.47%           5.73%

#    Amount of distribution paid represents less than $0.0005 per share.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND. At a meeting of the board of UBS Money Series (the "Trust") on July 20, 2005, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory and administration contract (the "Contract") with respect to UBS Cash Reserves Fund (the "Fund"). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Fund's Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF THE FUND'S CONTRACT. In approving the Fund's Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE FUND'S CONTRACT. The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Fund's Contract during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS

Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The board noted that UBS Global AM acts as the principal underwriter of the Fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the Fund's shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Fund's Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five- year periods ended May 31, 2005, and since inception. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the top quintile for each of the periods shown. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee"). The board also considered that UBS Global AM had entered into a reimbursement/management fee waiver agreement with the Fund under which UBS Global AM is contractually obligated to reimburse Fund expenses to the extent that the Fund's annual expenses otherwise would exceed 0.47%. The board also considered that the Fund has agreed to repay UBS Global AM for those reimbursed expenses if the Fund can do so over the following three years without causing its expenses in any of those years to exceed 0.47%. The board noted that UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% Contractual Management Fee.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were each in the first quintile in the Fund's expense group and were lower than those of most of the funds in their Expense Group (I.E., second lowest and lowest of eight, respectively, for the comparison periods utilized in the Lipper report). The board also noted that the Fund's total expenses were the second lowest of the eight funds in its Expense Group for the comparison period utilized in the Lipper report. The board noted that while one reason for the Fund's relatively low overall expenses was that, unlike the other funds in its Expense Group, the Fund did not charge a service/distribution fee, the Fund's total expenses would still have been approximately at the median for its Expense Group if the Fund had a service/distribution fee.

Taking all of the above into consideration, the board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Fund's Contract.

ADVISOR PROFITABILITY. The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS
New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints and considered management's statement that it believed economies of scale were being appropriately shared with fund shareholders.

The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM's profitability data, the Actual (as well as Contractual) Management Fee and the expense cap currently in place, the board believed that UBS Global AM's sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Fund's Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Fund's Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Fund's Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

William D. White

PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
UBS GLOBAL ASSET MANAGEMENT (US) Inc.                              COMPUTERSHARE
51 West 52nd Street
New York, New York 10019-6114

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND
SEMIANNUAL REPORT
OCTOBER 31, 2005

UBS SELECT MONEY MARKET FUND

December 15, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for UBS Select Money Market Fund ("the Fund") for the six months ended October 31, 2005.

PERFORMANCE

The seven-day current yield for the Fund as of October 31, 2005, was 3.77% versus 2.66% on April 30, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 5.)


UBS SELECT MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael H. Markowitz Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

August 10, 1998

DIVIDEND PAYMENTS:

Monthly


AN INTERVIEW WITH PORTFOLIO MANAGERS MICHAEL H. MARKOWITZ AND ROBERT SABATINO

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST SIX MONTHS?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, geopolitical events and the devastation caused by Hurricanes Katrina and Rita. Despite these issues, the economy proved to be surprisingly resilient. Gross domestic product (GDP) growth was a robust 4.3% in the third quarter of 2005, and corporate profitability generally remained strong.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC
   ENVIRONMENT?

A: Given the strength of the economy, the Federal Reserve Board (the "Fed") continued to raise interest rates as it sought to keep inflation in check. After raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--seven times from June 2004 through April 2005, the Fed again increased rates in 0.25% increments on four more occasions over the reporting period, and twice more on November 1 and December 13, 2005, after the period ended. In total, the 13 rate hikes in this tightening campaign have brought the fed funds rate from 1.00% to 4.25%.

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE SEMIANNUAL PERIOD?

A: As we discussed in the previous report, toward the end of the last reporting period we shifted the portfolio from a "barbell" position to a more "bulleted" yield curve position. This allowed us to shorten the portfolio's weighted average maturity and target our maturities to the Fed's meeting dates in anticipation of rising rates. In addition, we added to the Fund's variable- and floating-rate positions, which was beneficial to performance as interest rates continued to rise.

Q: WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A: We maintained our strategy of emphasizing quality in addition to liquidity.
   Over the period, we significantly increased the Fund's exposure to repurchase agreements, a sector we found particularly attractive during the past six months. We also took increased positions in short-term corporate obligations, while reducing our exposure to commercial paper. In the rising-rate environment that characterized the period, this positioning offered a yield advantage and ultimately benefited performance, while maintaining the Fund's overall level of diversification and liquidity requirements.

Q: WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A: We believe that inflation concerns will likely lead the Fed to continue its tightening policy over the short term. If rates do indeed continue to rise, we believe keeping the portfolio's weighted average maturity at the lower end of our allowable range would prove prudent. Maintaining a high-quality portfolio in such an environment, we believe, would also be important, as we continue to seek out current income while working to preserve capital.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Select Money Market Fund
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Select Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Money Market Fund
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2005. The views and opinions in the letter were current as of December 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those other funds impose transactional costs--for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

                                  BEGINNING            ENDING             EXPENSES PAID
                                ACCOUNT VALUE       ACCOUNT VALUE         DURING PERIOD*
                                 MAY 1, 2005       OCTOBER 31, 2005    05/01/05 TO 10/31/05
-------------------------------------------------------------------------------------------
Actual                           $ 1,000.00          $ 1,016.30               $ 0.91
-------------------------------------------------------------------------------------------
Hypothetical (5% annual
   return before expenses)         1,000.00            1,024.30                 0.92
===========================================================================================

* Expenses are equal to the Fund's annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period), multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS             10/31/05        4/30/05          10/31/04
--------------------------------------------------------------------------------
Seven-Day Current Yield*                  3.77%           2.66%             1.61%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                3.84            2.70              1.62
--------------------------------------------------------------------------------
Weighted Average Maturity**            37 days         39 days           46 days
--------------------------------------------------------------------------------
Net Assets (bln)                       $   5.5         $   5.9         $     6.2
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                10/31/05        4/30/05         10/31/04
--------------------------------------------------------------------------------
Commercial Paper                          33.3%           39.4%             22.9%
--------------------------------------------------------------------------------
Short-Term Corporate Obligations          18.9            14.2              12.2
--------------------------------------------------------------------------------
Certificates of Deposit                   14.9            14.9              15.9
--------------------------------------------------------------------------------
Repurchase Agreements                     13.0             4.2               5.7
--------------------------------------------------------------------------------
Time Deposits                              6.6             4.5               6.1
--------------------------------------------------------------------------------
U.S. Master Notes                          5.5             5.1               4.9
--------------------------------------------------------------------------------
U.S. Government Agency Obligations         4.4            14.2              28.1
--------------------------------------------------------------------------------
Funding Agreements                         4.1             4.2               4.0
--------------------------------------------------------------------------------
Money Market Funds                         0.2             0.3               0.4
--------------------------------------------------------------------------------
Bank Notes                                  --              --               0.6
--------------------------------------------------------------------------------
Other Assets Less Liabilities             (0.9)           (1.0)             (0.8)
--------------------------------------------------------------------------------
TOTAL                                    100.0%          100.0%            100.0%
================================================================================

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the six months ended October 31, 2005. If such shares had been outstanding at October 31, 2005, the yields would be approximately 0.25% lower than the yields for Institutional shares.

  * Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS SELECT TREASURY FUND

December 15, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for UBS Select Treasury Fund ("the Fund") for the six months ended October 31, 2005.

PERFORMANCE

The seven-day current yield for the Fund as of October 31, 2005, was 3.56% versus 2.57% on April 30, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 10.)


UBS SELECT TREASURY FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael H. Markowitz Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

March 23, 2004

DIVIDEND PAYMENTS:

Monthly


AN INTERVIEW WITH PORTFOLIO MANAGERS MICHAEL H. MARKOWITZ AND ROBERT SABATINO

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST SIX MONTHS?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, geopolitical events and the devastation caused by Hurricanes Katrina and Rita. Despite these issues, the economy proved to be surprisingly resilient. Gross domestic product (GDP) growth was a robust 4.3% in the third quarter of 2005, and corporate profitability generally remained strong.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC
   ENVIRONMENT?

A: Given the strength of the economy, the Federal Reserve Board (the "Fed") continued to raise interest rates as it sought to keep inflation in check. After raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--seven times from June 2004 through April 2005, the Fed again increased rates in 0.25% increments on four more occasions over the reporting period, and twice more on November 1 and December 13, 2005, after the period ended. In total, the 13 rate hikes in this tightening campaign have brought the fed funds rate from 1.00% to 4.25%.

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE SEMIANNUAL PERIOD?

A: Toward the end of the last reporting period we shifted the portfolio from a "barbell" position to a more "bulleted" yield curve position. This allowed us to shorten the portfolio's weighted average maturity and target our maturities to the Fed's meeting dates in anticipation of rising rates. In addition, we added to the Fund's variable- and floating-rate positions, which was beneficial to performance as interest rates continued to rise.

Q: WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A: As we discussed in the last report, we believe repurchase agreements represented an attractive opportunity during the reporting period. As of the period end, nearly two thirds of the portfolio was invested in repurchase agreements, which helped us to generate higher yields over the semiannual period.

Q: WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A: We believe that inflation concerns will likely lead the Fed to continue its tightening policy over the short term. If rates do indeed continue to rise, we believe keeping the portfolio's weighted average maturity at the lower end of our allowable range would prove prudent. Maintaining a high-quality portfolio in such an environment, we feel, would also be important, as we continue to seek out current income while working to preserve capital.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Select Treasury Fund
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Treasury Fund
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2005. The views and opinions in the letter were current as of December 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those other funds impose transactional costs--for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

                                  BEGINNING            ENDING             EXPENSES PAID
                                ACCOUNT VALUE       ACCOUNT VALUE         DURING PERIOD*
                                 MAY 1, 2005      OCTOBER 31, 2005     05/01/05 TO 10/31/05
-------------------------------------------------------------------------------------------
Actual                           $  1,000.00        $  1,015.60               $  0.91
-------------------------------------------------------------------------------------------
Hypothetical (5% annual
   return before expenses)          1,000.00           1,024.30                  0.92
===========================================================================================

* Expenses are equal to the Fund's annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period), multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS              10/31/05        4/30/05         10/31/04
--------------------------------------------------------------------------------
Seven-Day Current Yield*                    3.56%          2.57%            1.55%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                  3.63           2.60             1.56
--------------------------------------------------------------------------------
Weighted Average Maturity**              15 days        21 days          15 days
--------------------------------------------------------------------------------
Net Assets (mm)                         $  371.0        $ 461.0         $  330.0
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                10/31/05        4/30/05         10/31/04
--------------------------------------------------------------------------------
Repurchase Agreements                       64.0%          54.8%            60.7%
--------------------------------------------------------------------------------
U.S. Government Obligations                 36.3           45.4             39.4
--------------------------------------------------------------------------------
Other Assets Less Liabilities               (0.3)          (0.2)            (0.1)
--------------------------------------------------------------------------------
TOTAL                                      100.0%         100.0%           100.0%
================================================================================

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the six months ended October 31, 2005. If such shares had been outstanding at October 31, 2005, the yields would be approximately 0.25% lower than the yields for Institutional shares.

  * Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                     DATES         RATES            VALUE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.44%
----------------------------------------------------------------------------------------------------
$  124,000    Federal Home Loan Bank                     12/01/05 to     3.714 to
                                                         12/12/05        3.750%*       $ 123,976,049
----------------------------------------------------------------------------------------------------
    75,000    Federal Home Loan Mortgage Corp.           11/07/05        3.702*           75,000,073
----------------------------------------------------------------------------------------------------
    45,000    Federal Home Loan Mortgage Corp.           10/23/06        4.250            45,000,000
----------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$243,976,122)                            243,976,122
====================================================================================================
TIME DEPOSITS--6.64%
----------------------------------------------------------------------------------------------------
  BANKING--NON-U.S.--6.64%
----------------------------------------------------------------------------------------------------
   175,000    Societe Generale, Grand Cayman Islands     11/01/05        3.970           175,000,000
----------------------------------------------------------------------------------------------------
   190,000    U.S. Bank N.A., Grand Cayman Islands       11/01/05        3.970           190,000,000
----------------------------------------------------------------------------------------------------
Total Time Deposits (cost--$365,000,000)                                                 365,000,000
====================================================================================================
CERTIFICATES OF DEPOSIT--14.89%
----------------------------------------------------------------------------------------------------
  NON-U.S.--9.93%
----------------------------------------------------------------------------------------------------
    70,000    BNP Paribas                                02/13/06        3.965            70,000,000
----------------------------------------------------------------------------------------------------
    59,000    Calyon N.A., Inc.                          08/30/06        4.220            58,995,254
----------------------------------------------------------------------------------------------------
    39,000    Canadian Imperial Bank of Commerce         12/19/05        3.980            39,000,000
----------------------------------------------------------------------------------------------------
    65,000    Deutsche Bank AG                           08/03/06        4.170            65,000,000
----------------------------------------------------------------------------------------------------
    50,000    Deutsche Bank NY                           11/01/05        3.810*           50,000,000
----------------------------------------------------------------------------------------------------
   120,000    Fortis Bank NV-SA                          12/20/05 to     3.570 to
                                                         07/07/06        3.930           120,000,000
----------------------------------------------------------------------------------------------------
   111,500    Natexis Banque Populaires                  11/30/05 to     3.730 to
                                                         02/27/06        3.990           111,500,000
----------------------------------------------------------------------------------------------------
    31,500    Societe Generale                           11/18/05        3.400            31,500,000
----------------------------------------------------------------------------------------------------
                                                                                         545,995,254
----------------------------------------------------------------------------------------------------
  U.S.--4.96%
----------------------------------------------------------------------------------------------------
    50,000    First Tennessee Bank N.A. (Memphis)        11/02/05        3.800            50,000,000
----------------------------------------------------------------------------------------------------
    38,400    SunTrust Bank                              02/24/06        4.200            38,400,000
----------------------------------------------------------------------------------------------------
   110,000    Washington Mutual Bank FA                  11/02/05 to     3.800 to
                                                         12/05/05        4.040           110,000,000
----------------------------------------------------------------------------------------------------
    74,500    Wells Fargo Bank N.A.                      11/01/05        3.800*           74,500,000
----------------------------------------------------------------------------------------------------
                                                                                         272,900,000
----------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$818,895,254)                                       818,895,254
====================================================================================================
COMMERCIAL PAPER@--33.32%
----------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--2.84%
----------------------------------------------------------------------------------------------------
   157,700    Atlantis One Funding                       11/14/05 to     3.700 to
                                                         04/04/06        4.140           156,168,249
----------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                     DATES         RATES            VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
----------------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--13.13%
----------------------------------------------------------------------------------------------------
$  120,000    Amsterdam Funding Corp.                    11/07/05 to     3.800 to
                                                         12/06/05        3.940%        $ 119,732,167
----------------------------------------------------------------------------------------------------
    45,964    Barton Capital LLC                         12/02/05        3.950            45,807,659
----------------------------------------------------------------------------------------------------
    79,782    Chariot Funding LLC                        11/04/05        3.810            79,756,669
----------------------------------------------------------------------------------------------------
    97,446    Falcon Asset Securitization Corp.          11/29/05 to     3.900 to
                                                         12/01/05        4.000            97,135,890
----------------------------------------------------------------------------------------------------
    95,411    Preferred Receivables Funding Corp.        11/01/05 to     3.780 to
                                                         11/07/05        3.810            95,382,913
----------------------------------------------------------------------------------------------------
    47,000    Sheffield Receivables Corp.                11/02/05        3.800            46,995,039
----------------------------------------------------------------------------------------------------
   100,000    Variable Funding Capital Corp.             11/16/05 to     3.960 to
                                                         12/16/05        3.970            99,669,792
----------------------------------------------------------------------------------------------------
   138,000    Windmill Funding Corp.                     11/04/05 to     3.790 to
                                                         12/07/05        3.960           137,748,919
----------------------------------------------------------------------------------------------------
                                                                                         722,229,048
----------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--7.57%
----------------------------------------------------------------------------------------------------
    50,000    Cancara Asset Securitization LLC           11/21/05        3.950            49,890,278
----------------------------------------------------------------------------------------------------
   135,000    Galaxy Funding, Inc.                       12/20/05 to     3.865 to
                                                         12/29/05        3.940           134,235,452
----------------------------------------------------------------------------------------------------
   125,000    Grampian Funding LLC                       01/10/06 to     3.700 to
                                                         04/03/06        4.150           123,433,625
----------------------------------------------------------------------------------------------------
    50,000    K2 (USA) LLC                               12/09/05        3.740            49,802,611
----------------------------------------------------------------------------------------------------
    34,442    Scaldis Capital LLC                        02/08/06        3.880            34,074,504
----------------------------------------------------------------------------------------------------
    25,000    Solitaire Funding LLC                      11/10/05        3.820            24,976,125
----------------------------------------------------------------------------------------------------
                                                                                         416,412,595
----------------------------------------------------------------------------------------------------
  BANKING-NON-U.S.--0.90%
----------------------------------------------------------------------------------------------------
    50,000    Banque et Caisse d'Epargne de L'Etat       12/16/05        4.000            49,750,000
----------------------------------------------------------------------------------------------------
  BANKING-U.S.--5.43%
----------------------------------------------------------------------------------------------------
   130,000    CBA (Delaware) Finance, Inc.               11/01/05 to     3.720 to
                                                         11/21/05        4.030           129,834,667
----------------------------------------------------------------------------------------------------
   170,000    Danske Corp.                               11/07/05 to     3.810 to
                                                         03/27/06        4.050           168,786,283
----------------------------------------------------------------------------------------------------
                                                                                         298,620,950
----------------------------------------------------------------------------------------------------
  BROKERAGE--1.82%
----------------------------------------------------------------------------------------------------
   100,000    Morgan Stanley                             11/01/05        4.000*          100,000,000
----------------------------------------------------------------------------------------------------
  CHEMICALS--0.73%
----------------------------------------------------------------------------------------------------
    40,000    DuPont (E.I.) De Nemours & Co.             11/04/05        3.910            39,986,967
----------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                     DATES         RATES            VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
----------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--0.90%
----------------------------------------------------------------------------------------------------
$   50,000    General Electric Capital Corp.             02/06/06        3.880%      $    49,477,278
----------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$1,832,645,087)                                          1,832,645,087
====================================================================================================
U.S. MASTER NOTES++--5.46%
----------------------------------------------------------------------------------------------------
  BROKERAGE--5.46%
----------------------------------------------------------------------------------------------------
   150,000    Banc of America Securities LLC++           11/01/05        4.143*          150,000,000
----------------------------------------------------------------------------------------------------
   150,000    Bear Stearns Cos., Inc.++                  11/01/05        4.183*          150,000,000
----------------------------------------------------------------------------------------------------
Total U.S. Master Notes (cost--$300,000,000)                                             300,000,000
====================================================================================================
FUNDING AGREEMENTS#--4.08%
----------------------------------------------------------------------------------------------------
  INSURANCE-LIFE--4.08%
----------------------------------------------------------------------------------------------------
    75,000    Metropolitan Life Insurance Co.            11/01/05        3.960*           75,000,000
----------------------------------------------------------------------------------------------------
    75,000    New York Life Insurance Co.                11/01/05        3.950*           75,000,000
----------------------------------------------------------------------------------------------------
    75,000    Travelers Insurance Co.                    11/01/05        3.960*           75,000,000
----------------------------------------------------------------------------------------------------
Total Funding Agreements (cost--$225,000,000)                                            225,000,000
====================================================================================================
SHORT-TERM CORPORATE OBLIGATIONS--18.93%
----------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--6.27%
----------------------------------------------------------------------------------------------------
    75,000    CC (USA), Inc.(Centauri)**                 11/01/05        3.810*           74,994,514
----------------------------------------------------------------------------------------------------
    65,000    Dorada Finance, Inc.**                     03/10/06        3.500            64,998,851
----------------------------------------------------------------------------------------------------
    50,000    K2 (USA) LLC**                             11/15/05        3.925*           49,996,069
----------------------------------------------------------------------------------------------------
   100,000    Links Finance LLC**                        11/01/05 to     3.820 to
                                                         01/17/06        4.095*           99,992,897
----------------------------------------------------------------------------------------------------
    55,000    Links Finance LLC**                        11/14/05        2.680            55,000,000
----------------------------------------------------------------------------------------------------
                                                                                         344,982,331
----------------------------------------------------------------------------------------------------
  BANKING-NON-U.S.--5.93%
----------------------------------------------------------------------------------------------------
    75,000    Abbey National Treasury Services PLC**     01/13/06        4.190*           75,010,245
----------------------------------------------------------------------------------------------------
    85,000    Bank of Ireland**                          11/21/05        3.970*           85,000,000
----------------------------------------------------------------------------------------------------
    81,000    Commonwealth Bank of Australia**           11/25/05        4.013*           81,000,000
----------------------------------------------------------------------------------------------------
    85,000    HBOS Treasury Services PLC**               11/01/05        3.880*           85,000,000
----------------------------------------------------------------------------------------------------
                                                                                         326,010,245
----------------------------------------------------------------------------------------------------
  FINANCE-CAPTIVE AUTOMOTIVE--2.00%
----------------------------------------------------------------------------------------------------
   110,000    Toyota Motor Credit Corp.                  11/01/05        3.800 to
                                                                         4.070*          110,000,000
----------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
  (000)                                                     DATES         RATES           VALUE
----------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
----------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--2.46%
----------------------------------------------------------------------------------------------------
$  135,000    HBSC Finance Corp.                         11/01/05 to     3.974 to
                                                         12/22/05        4.195%*     $   135,100,537
----------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--2.27%
----------------------------------------------------------------------------------------------------
   125,000    General Electric Capital Corp.             11/09/05        4.040*          125,000,000
----------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,041,093,113)                          1,041,093,113
====================================================================================================
REPURCHASE AGREEMENTS--13.00%
----------------------------------------------------------------------------------------------------
   240,000    Repurchase Agreement dated 10/31/05
                 with Citigroup Financial Products,
                 collateralized by $338,341,726 various
                 whole loan assets, zero coupon to
                 7.435% due 03/25/06 to 10/01/35;
                 (value--$267,437,812); proceeds:
                 $240,028,087                            11/01/05        4.213           240,000,000
----------------------------------------------------------------------------------------------------
   208,500    Repurchase Agreement dated 10/31/05 with
                 Deutsche Bank Securities, Inc.,
                 collateralized by $17,299,000 Federal
                 Farm Credit Bank obligations, 5.610%
                 due 04/06/20, $56,720,000 Federal Home
                 Loan Bank obligations, 3.400% to 5.430%
                 due 03/28/07 to 06/30/20, $23,360,000
                 Federal Home Loan Mortgage Corp.
                 obligations, zero coupon to 4.500% due
                 02/07/06 to 08/04/08 and $116,856,000
                 Federal National Mortgage Association
                 obligations, zero coupon to 5.750% due
                 11/17/05 to 05/01/13;
                 (value--$212,670,776); proceeds:
                 $208,523,225                            11/01/05        4.010           208,500,000
----------------------------------------------------------------------------------------------------
   111,500    Repurchase Agreement dated 10/31/05 with
                 Goldman Sachs Mortgage Corp.,
                 collateralized by $50,000,000 Federal
                 Home Loan Bank obligations, zero coupon
                 due 05/10/06, $19,585,000 Federal Home
                 Loan Mortgage Corp. obligations, 5.000%
                 due 07/15/14 and $43,168,000 Federal
                 National Mortgage Association
                 obligations, 3.750% due 05/17/07;
                 (value--$113,730,307); proceeds:
                 $111,512,420                            11/01/05        4.010           111,500,000
----------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                  MATURITY      INTEREST
   (000)                                                    DATES         RATES            VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
----------------------------------------------------------------------------------------------------
$   55,000    Repurchase Agreement dated 10/31/05 with
                Goldman Sachs Mortgage Corp.,
                collateralized by $56,347,975 Whole
                Loan Term Agency obligations, zero coupon
                due 01/01/10; (value--$56,650,000);
                proceeds: $55,006,437                      11/01/05        4.213%    $    55,000,000
----------------------------------------------------------------------------------------------------
   100,000    Repurchase Agreement dated 10/31/05 with
                Morgan Stanley & Co., Inc.,
                collateralized by $92,055,000 Federal
                Farm Credit Bank obligations, 1.880%
                to 4.800% due 06/12/06 to 05/30/18
                and $12,790,000 Federal Home Loan
                Mortgage Corp. obligations, 5.000%
                due 11/01/10; (value--$102,940,526);
                proceeds: $100,011,111                     11/01/05        4.000         100,000,000
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$715,000,000)                                         715,000,000
====================================================================================================

 NUMBER OF
  SHARES
  (000)
----------
MONEY MARKET FUND--0.19%
----------------------------------------------------------------------------------------------------
    10,470      BlackRock Provident Institutional
                   TempFund (cost--$10,469,713)                            3.756+         10,469,713
====================================================================================================
Total Investments (cost--$5,552,079,289 which
   approximates cost for federal income
   tax purposes)--100.95%                                                              5,552,079,289
----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.95)%                                           (52,429,556)
----------------------------------------------------------------------------------------------------
Net Assets (applicable to 5,499,567,982
   Institutional shares of beneficial interest
   outstanding equivalent to $1.00 per share)--100.00%                               $ 5,499,649,733
====================================================================================================

 * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2005, and reset periodically.
** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.20% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 @ Interest rates shown are the discount rates at date of purchase.
 + Interest rate shown reflects yield at October 31, 2005.
++ Securities are being fair valued by a valuation committee under the direction of the Board of Trustees.

 # The securities detailed in the table below, which represent 4.08% of net assets, are considered illiquid and restricted as of October 31, 2005.

                                                             ACQUISITION                    VALUE AS A
                                                               COST AS A                    PERCENTAGE
                                ACQUISITION   ACQUISITION    PERCENTAGE OF                      OF
RESTRICTED SECURITIES              DATE          COST         NET ASSETS        VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance
   Co., 3.960%, 11/01/05          08/01/05   $  75,000,000       1.36%      $  75,000,000          1.36%
------------------------------------------------------------------------------------------------------
New York Life Insurance Co.
   3.950%, 11/01/05               02/04/05      75,000,000       1.36          75,000,000          1.36
------------------------------------------------------------------------------------------------------
Travelers Insurance Co.,
   3.960%, 11/01/05               07/01/05      75,000,000       1.36          75,000,000          1.36
------------------------------------------------------------------------------------------------------
                                             $ 225,000,000       4.08%      $ 225,000,000          4.08%
======================================================================================================

++ The securities detailed in the table below, which represent 5.46% of net assets, are considered liquid and restricted as of October 31, 2005.

                                                              ACQUISITION                   VALUE AS A
                                                               COST AS A                    PERCENTAGE
                                ACQUISITION    ACQUISITION   PERCENTAGE OF                      OF
RESTRICTED SECURITIES              DATE++         COST        NET ASSETS        VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------
Banc of America
   Securities LLC,
   4.143%, 11/01/05               10/28/05   $ 150,000,000       2.73%      $ 150,000,000         2.73%
------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.,
   4.183%, 11/01/05               10/28/05     150,000,000       2.73         150,000,000         2.73
------------------------------------------------------------------------------------------------------
                                             $ 300,000,000       5.46%      $ 300,000,000         5.46%
======================================================================================================

++ Acquisition data represents most recent reset data.

ISSUER BREAKDOWN BY COUNTRY

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               76.8%
--------------------------------------------------------------------------------
Grand Cayman Islands                                                         6.5
--------------------------------------------------------------------------------
France                                                                       4.9
--------------------------------------------------------------------------------
United Kingdom                                                               2.9
--------------------------------------------------------------------------------
Belgium                                                                      2.2
--------------------------------------------------------------------------------
Germany                                                                      2.1
--------------------------------------------------------------------------------
Ireland                                                                      1.5
--------------------------------------------------------------------------------
Australia                                                                    1.5
--------------------------------------------------------------------------------
Luxembourg                                                                   0.9
--------------------------------------------------------------------------------
Canada                                                                       0.7
--------------------------------------------------------------------------------
Total                                                                      100.0%
================================================================================

                      Weighted average maturity -- 37 days
                 See accompanying notes to financial statements

UBS SELECT TREASURY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                  MATURITY      INTEREST
 (000)                                                     DATES         RATES             VALUE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--36.28%
----------------------------------------------------------------------------------------------------
$  110,000    U.S. Treasury Bills (1)                    11/17/05 to     3.310 to
                                                         12/01/05        3.417%@       $ 109,784,468
----------------------------------------------------------------------------------------------------
    25,000    U.S. Treasury Notes (1)                    02/28/06        1.625            24,827,213
----------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$134,611,681)                                   134,611,681
====================================================================================================

REPURCHASE AGREEMENTS--64.01%
----------------------------------------------------------------------------------------------------
    50,000    Repurchase Agreement dated
                 10/31/05 with Bank of America,
                 collateralized by $51,283,000
                 U.S. Treasury Notes, 3.750%
                 due 03/31/07;(value--$51,000,107);
                 proceeds: $50,005,444                   11/01/05        3.920            50,000,000
----------------------------------------------------------------------------------------------------
    45,000    Repurchase Agreement dated
                 10/31/05 with Bear Stearns & Co.,
                 collateralized by $10,510,000
                 U.S. Treasury Bonds, 6.125% to
                 12.000% due 08/15/13 to
                 11/15/27 and $32,637,000
                 U.S. Treasury Notes, 1.625% to
                 6.000% due 02/15/06 to
                 05/15/15;(value--$45,911,271);
                 proceeds: $45,004,900                   11/01/05        3.920            45,000,000
----------------------------------------------------------------------------------------------------
    57,300    Repurchase Agreement dated
                 10/31/05 with Deutsche Bank
                 Securities, Inc., collateralized
                 by $25,554,096 U.S. Treasury Bond
                 Strips, zero coupon due 02/15/23
                 and $45,682,000 U.S. Treasury Notes,
                 3.750% to 5.625% due 02/15/08 to
                 05/15/08; (value--$58,446,840);
                 proceeds: $57,306,287                   11/01/05        3.950            57,300,000
----------------------------------------------------------------------------------------------------
    35,000    Repurchase Agreement dated
                 10/31/05 with Merrill Lynch & Co.,
                 Inc., collateralized by $35,945,000
                 U.S. Treasury Notes, 3.875% due
                 05/15/10; (value--$35,700,054);
                 proceeds: $35,003,792                   11/01/05        3.900            35,000,000
----------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                  MATURITY      INTEREST
 (000)                                                     DATES         RATES             VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
----------------------------------------------------------------------------------------------------
$   50,000    Repurchase Agreement dated
                 10/31/05 with Morgan Stanley & Co.,
                 collateralized by $136,452,000
                 U.S. Treasury Stripped Principal
                 Payment Bonds, zero coupon due
                 02/15/26;(value--$51,000,300);
                 proceeds: $50,005,458                   11/01/05        3.930%        $  50,000,000
----------------------------------------------------------------------------------------------------
       178    Repurchase Agreement dated 10/31/05
                 with State Street Bank & Trust Co.,
                 collateralized by $134,156
                 U.S. Treasury Bonds, 5.250% to
                 8.750% due 05/15/17 to 02/15/29;
                 (value--$181,793); proceeds: $178,018   11/01/05        3.570               178,000
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$237,478,000)                                         237,478,000
====================================================================================================
Total Investments (cost--$372,089,681
   which approximates cost for federal
   income tax purposes)--100.29%                                                         372,089,681
----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.29)%                                            (1,075,162)
----------------------------------------------------------------------------------------------------
Net Assets (applicable to 370,963,649 Institutional
   shares of beneficial interest outstanding
   equivalent to $1.00 per share)--100.00%                                             $ 371,014,519
----------------------------------------------------------------------------------------------------

 @  Interest rates shown are the discount rates at date of purchase.
(1) Security, or portion thereof, was on loan at October 31, 2005.

                      Weighted average maturity -- 15 days
                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

STATEMENT OF OPERATIONS

                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                              OCTOBER 31, 2005
                                                                 (UNAUDITED)
                                                         ---------------------------
                                                           UBS SELECT     UBS SELECT
                                                          MONEY MARKET     TREASURY
                                                              FUND           FUND
------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                 $ 101,895,389   $ 6,926,537
------------------------------------------------------------------------------------
Securities lending income                                           --        82,363
------------------------------------------------------------------------------------
                                                           101,895,389     7,008,900
------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                  5,383,366       383,042
------------------------------------------------------------------------------------
Trustees' fees                                                  32,558         7,350
------------------------------------------------------------------------------------
                                                             5,415,924       390,392
------------------------------------------------------------------------------------
Net investment income                                       96,479,465     6,618,508
------------------------------------------------------------------------------------
Net realized gain (loss) from investment activities               (578)       14,594
------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     $  96,478,887   $ 6,633,102
====================================================================================

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX
                                                                        MONTHS ENDED          FOR THE
                                                                      OCTOBER 31, 2005       YEAR ENDED
                                                                         (UNAUDITED)       APRIL 30, 2005
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                 $     96,479,465    $    113,387,967
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment activities                               (578)             13,697
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        96,478,887         113,401,664
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income--Institutional shares                                (96,479,465)       (113,387,967)
----------------------------------------------------------------------------------------------------------
Net realized gain from investment
   activities--Institutional shares                                                 --             (12,000)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                          (96,479,465)       (113,399,967)
----------------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest transactions          (434,429,025)     (1,557,568,224)
----------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                (434,429,603)     (1,557,566,527)
----------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                      5,934,079,336       7,491,645,863
----------------------------------------------------------------------------------------------------------
End of period                                                         $  5,499,649,733    $  5,934,079,336
==========================================================================================================
Accumulated undistributed net investment income                       $             --    $             --
==========================================================================================================

                 See accompanying notes to financial statements

UBS SELECT TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX
                                                            MONTHS ENDED            FOR THE
                                                          OCTOBER 31, 2005        YEAR ENDED
                                                             (UNAUDITED)        APRIL 30, 2005
----------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                     $      6,618,508      $    6,296,730
----------------------------------------------------------------------------------------------
Net realized gains from investment activities                       14,594              36,276
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations             6,633,102           6,333,006
----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Institutional shares                     (6,618,508)         (6,296,730)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   beneficial interest transactions                            (90,046,127)         75,473,369
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                          (90,031,533)         75,509,645
----------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                            461,046,052         385,536,407
----------------------------------------------------------------------------------------------
End of period                                             $    371,014,519      $  461,046,052
==============================================================================================
Accumulated undistributed net investment income           $             --      $           --
==============================================================================================

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Select Money Market Fund ("Money Market Fund") and UBS Select Treasury Fund ("Treasury Fund") (each a "Fund", collectively, the "Funds") are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Funds, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. At October 31, 2005, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved a separate investment advisory and administration contract ("Advisory Contract") with respect to each Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with each Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At October 31, 2005, the Money Market Fund and the Treasury Fund owed UBS Global AM $823,665 and $55,407, respectively, in investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM has agreed to pay all expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Funds. The Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2005, the Money Market Fund and the Treasury Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $3,241,270,073 and $7,340,000,000, respectively. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified brokerdealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. UBS Securities LLC is the Funds' lending agent. For the six months ended October 31, 2005, UBS Securities LLC earned $23,831 in compensation as the Treasury Fund's lending agent. At October 31, 2005, the Treasury Fund owed UBS Securities LLC $3,345 in compensation for services as its lending agent. The Money Market Fund did not loan any securities during the six months ended October 31, 2005.

At October 31, 2005, the Treasury Fund had securities on loan having a market value of $134,573,250. The Treasury Fund's custodian held U.S. government securities having an aggregate value of $137,877,013 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                                       MATURITY    INTEREST
  (000)                                        DATES        RATES          VALUE
-----------------------------------------------------------------------------------
$  54,686   U.S. Treasury Principal Strip     05/15/21       8.125%  $   25,735,232
-----------------------------------------------------------------------------------
   54,800   U.S. Treasury Principal Strip     11/15/21       8.000       25,131,828
-----------------------------------------------------------------------------------
  251,256   U.S. Treasury Principal Strip     11/15/27       6.125       87,009,953
===================================================================================
                                                                     $  137,877,013
===================================================================================

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At October 31, 2005, the Funds had the following liabilities outstanding:

                                            PAYABLE FOR
                         DIVIDENDS          INVESTMENTS
                          PAYABLE            PURCHASED
-------------------------------------------------------
Money Market Fund     $  16,581,676       $  50,000,000
-------------------------------------------------------
Treasury Fund             1,129,932                  --
=======================================================

At October 31, 2005, the components of net assets were as follows:

                                          ACCUMULATED
                       ACCUMULATED       NET REALIZED
                     PAID IN CAPITAL         GAIN         NET ASSETS
----------------------------------------------------------------------
Money Market Fund   $  5,499,567,982    $      81,751 $  5,499,649,733
----------------------------------------------------------------------
Treasury Fund            370,963,649           50,870      371,014,519
======================================================================

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the six months ended October 31, 2005 and the fiscal year ended April 30, 2005 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds' fiscal year ending April 30, 2006.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                INSTITUTIONAL SHARES
                                                    ---------------------------------------------
                                                       FOR THE SIX                   FOR THE
                                                       MONTHS ENDED                 YEAR ENDED
UBS SELECT MONEY MARKET FUND*                        OCTOBER 31, 2005             APRIL 30, 2005
-------------------------------------------------------------------------------------------------
Shares sold                                            36,902,845,440              75,204,937,787
-------------------------------------------------------------------------------------------------
Shares repurchased                                    (37,414,639,793)            (76,849,493,040)
-------------------------------------------------------------------------------------------------
Dividends reinvested                                       77,365,328                  86,987,029
-------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                       (434,429,025)             (1,557,568,224)
-------------------------------------------------------------------------------------------------

                                                                   INSTITUTIONAL SHARES
                                                    ---------------------------------------------
                                                       FOR THE SIX                   FOR THE
                                                       MONTHS ENDED                 YEAR ENDED
UBS SELECT TREASURY FUND*                            OCTOBER 31, 2005             APRIL 30, 2005
-------------------------------------------------------------------------------------------------
Shares sold                                               644,548,784               1,310,180,906
-------------------------------------------------------------------------------------------------
Shares repurchased                                       (740,298,492)             (1,239,834,399)
-------------------------------------------------------------------------------------------------
Dividends reinvested                                        5,703,581                   5,126,862
-------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             (90,046,127)                 75,473,369
=================================================================================================

   * For the six months ended October 31, 2005 and the year ended April 30, 2005, there were no Financial Intermediary shares outstanding.

UBS SELECT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                        INSTITUTIONAL SHARES
                                          -----------------------------------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED                         FOR THE YEARS ENDED APRIL 30,
                                          OCTOBER 31, 2005   ----------------------------------------------------------------------
                                             (UNAUDITED)         2005           2004          2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $           1.00   $       1.00   $       1.00   $      1.00   $       1.00  $       1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.016          0.017          0.010         0.015          0.029         0.062
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                (0.016)        (0.017)        (0.010)       (0.015)        (0.029)       (0.062)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
   from investment activities                           --         (0.000)@           --        (0.000)@           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                   (0.016)        (0.017)        (0.010)       (0.015)        (0.029)       (0.062)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $           1.00   $       1.00   $       1.00   $      1.00   $       1.00  $       1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                            1.63%          1.72%          0.98%         1.56%          2.96%         6.37%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)         $      5,499,650   $  5,934,079   $  7,491,646   $  6,335,525  $  7,795,414  $  3,385,770
-----------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
   of fee waivers by advisor                          0.18%*         0.18%          0.18%         0.17%          0.16%         0.15%
-----------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
   fee waivers by advisor                             0.18%*         0.18%          0.18%         0.18%          0.18%         0.18%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers by advisor              3.21%*         1.68%          0.97%         1.54%          2.70%         6.11%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, before fee waivers by advisor              3.21%*         1.68%          0.97%         1.53%          2.68%         6.08%
===================================================================================================================================

@ Amount of distribution paid represents less than $0.0005 per share. ++ Reissuance of shares.
*  Annualized.

FINANCIAL INTERMEDIARY SHARES(2)

                                            FOR THE PERIOD
                                                MAY 28,
                                              2003++ TO
                                          DECEMBER 30, 2003
-----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   1.00
-----------------------------------------------------------
Net investment income                            0.004
-----------------------------------------------------------
Dividends from net investment income            (0.004)
-----------------------------------------------------------
Distributions from net realized gains
   from investment activities                       --
-----------------------------------------------------------
Total dividends and distributions               (0.004)
-----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $   1.00
-----------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                        0.43%
-----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)             $     --
-----------------------------------------------------------
Expenses to average net assets, net
   of fee waivers by advisor                      0.43%*
-----------------------------------------------------------
Expenses to average net assets, before
   fee waivers by advisor                         0.43%*
-----------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers by advisor          0.72%*
-----------------------------------------------------------
Net investment income to average net
   assets, before fee waivers by advisor          0.72%*
===========================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) At December 31, 2003, there were no Financial Intermediary shares outstanding.

UBS SELECT TREASURY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                    INSTITUTIONAL SHARES
                                                  -------------------------------------------------------
                                                     FOR THE SIX                          FOR THE PERIOD
                                                    MONTHS ENDED           FOR THE           MARCH 23,
                                                  OCTOBER 31, 2005       YEAR ENDED          2004+ TO
                                                     (UNAUDITED)       APRIL 30, 2005     APRIL 30, 2004
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00           $     1.00         $      1.00
---------------------------------------------------------------------------------------------------------
Net investment income                                    0.016                0.016               0.001
---------------------------------------------------------------------------------------------------------
Dividends from net investment income                    (0.016)              (0.016)             (0.001)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00           $     1.00         $      1.00
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                1.56%                1.61%               0.08%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)                   $  371,015           $  461,046         $   385,536
---------------------------------------------------------------------------------------------------------
Expenses to average net assets                            0.18%*               0.18%               0.18%*
---------------------------------------------------------------------------------------------------------
Net investment income to average net assets               3.05%*               1.63%               0.78%*
=========================================================================================================

+   Commencement of operations.
*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

UBS SELECT MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD APPROVAL OF UBS SELECT MONEY MARKET FUND ADVISORY AND ADMINISTRATION CONTRACT

BACKGROUND--At a meeting of the board of UBS Money Series (the "Trust") on July 20, 2005, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the advisory and administration contract (the "Contract") with respect to UBS Select Money Market Fund (the "Fund"). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF THE CONTRACT--In approving the Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE CONTRACT--The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Contract during the past year. The board also received a description of the administrative and other services rendered to the fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as Board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The board noted that UBS Global AM acts as the principal underwriter of the Fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the Fund's shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Contract.

FUND PERFORMANCE--The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five-year periods ended May 31, 2005, and since inception and noted that the Lipper data showed that the Fund had ranked in the second quintile for the one-year period and in the first quintile for each of the other periods shown in its Performance Universe. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS--The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the actual fee rate (the "Actual Management Fee"). The board recognized the less common nature of the Fund's "unitary" fee structure, which had been designed to appeal to certain types of large institutional investors.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

The comparative Lipper information showed that the Fund's Contractual Management Fee was in the first quintile and its Actual Management Fee was in the third quintile for its Expense Group (i.e., third lowest and eighth lowest of fourteen, respectively, for the comparison periods utilized in the Lipper report). The board also noted that the Fund's total expenses were in the second quintile for its Expense Group (i.e., fifth lowest out of fourteen for its Expense Group for the comparison period utilized in the Lipper report).

Taking all of the above into consideration, the board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Contract.

ADVISOR PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints but that it was relatively low and economies of scale might inure more to UBS Global AM because UBS Global AM paid most of the Fund's non-management operating expenses under the "unitary" fee structure. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM's profitability data and the Actual (as well as Contractual) Management Fee, the Board believed that UBS Global AM's response was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

BOARD APPROVAL OF UBS SELECT TREASURY FUND ADVISORY AND ADMINISTRATION CONTRACT

BACKGROUND--At a meeting of the board of UBS Money Series (the "Trust") on July 20, 2005, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the advisory and administration contract (the "Contract") with respect to UBS Select Treasury Fund (the "Fund"). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF THE CONTRACT--In approving the Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE CONTRACT--The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Contract during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The board noted that UBS Global AM acts as the principal underwriter of the Fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the Fund's shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Contract.

FUND PERFORMANCE--The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-year period ended May 31, 2005, and since inception and noted that the Lipper data showed that the Fund had ranked in the first quintile for each of the periods shown. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS--The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM and also considered the actual fee rate (the "Actual Management Fee") which, in the case of the Fund, as there was no fee waiver, is the same as the Contractual Management Fee. The board recognized the less common nature of the Fund's "unitary" fee structure, which had been designed to appeal to certain types of large institutional investors.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the first quintile and the second quintile, respectively, for the comparison periods utilized in the Lipper report, and were each lower than those of most of the funds in their Expense Group (i.e., second lowest and fourth lowest of thirteen, respectively, for the comparison period utilized in the Lipper report). The board also noted that the Fund's total expenses were the lowest of the thirteen funds in its Expense Group.

Taking all of the above into consideration, the board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Contract.

ADVISOR PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints but that it was relatively low and economies of scale might inure more to UBS Global AM because UBS Global AM paid most of the Fund's non-management operating expenses under the "unitary" fee structure. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM's profitability data and the Contractual Management Fee, the board believed that UBS Global AM's response was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

                  (This page has been left blank intentionally)

TRUSTEES
Richard Q. Armstrong                       Richard R. Burt
Chairman
                                           Meyer Feldberg
Margo N. Alexander
                                           William D. White
David J. Beaubien

PRINCIPAL OFFICERS

W. Douglas Beck                            Michael H. Markowitz
President                                  Vice President

Mark F. Kemper                             Robert Sabatino
Vice President and Secretary               Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

(c) 2005 UBS Global Asset Management (US) Inc.
    All rights reserved.

[LOGO OF UBS] UBS                                                  -------------
                                                                     PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
              UBS GLOBAL ASSET MANAGEMENT (US) INC.                COMPUTERSHARE
              51 West 52nd Street                                  -------------
              New York, NY 10019-6114

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS LIQUID ASSETS FUND
SEMIANNUAL REPORT
OCTOBER 31, 2005

UBS LIQUID ASSETS FUND

December 15, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for the UBS Liquid Assets Fund ("the Fund") for the six months ended October 31, 2005.

PERFORMANCE

The seven-day current yield for the Fund as of October 31, 2005, was 3.82% (after fee waivers), versus 2.73% (after fee waivers) on April 30, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 5.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q.   HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST SIX MONTHS?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, geopolitical events and the devastation caused by Hurricanes Katrina and Rita. Despite these issues, the economy proved to be surprisingly resilient. Gross domestic product (GDP) growth was a robust 4.3% in the third quarter of 2005, and corporate profitability generally remained strong.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, the Federal Reserve Board (the "Fed") continued to raise interest rates as it sought to keep inflation in check. After raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--seven times from June 2004 through April 2005, the Fed again increased rates in 0.25% increments on four more occasions over the reporting period, and twice more on November 1 and December 13, 2005, after the period ended. In total, the 13 rate hikes in this tightening campaign have brought the fed funds rate from 1.00% to 4.25%.

[SIDENOTE]

UBS LIQUID ASSETS FUND

INVESTMENT GOAL:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:
Michael H. Markowitz
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
February 14, 2000

DIVIDEND PAYMENTS:
Monthly

Q.   HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE SEMIANNUAL PERIOD?

A. As we discussed in the previous report, toward the end of the last reporting period we shifted the portfolio from a "barbell" position to a more "bulleted" yield curve position. This allowed us to shorten the portfolio's weighted average maturity and target our maturities to the Fed's meeting dates in anticipation of rising rates. In addition, we added to the Fund's variable- and floating-rate positions, which was beneficial to performance as interest rates continued to rise.

Q.   WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We maintained our strategy of emphasizing quality in addition to liquidity. In order to do so, we continued to concentrate a large portion of the portfolio's holdings in high-quality sectors, including commercial paper and short-term corporate obligations, which, in the environment that characterized much of the period, offered a yield advantage over other fixed-income sectors. Though still significant, we reduced our exposure over the past six months to certificates of deposit, which we found less attractive than other market sectors. This positioning helped maintain the Fund's overall level of diversification and preserve our liquidity requirements.

Q.   WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We believe that inflation concerns will likely lead the Fed to continue its tightening policy over the short term. If rates do indeed continue to rise, we believe keeping the portfolio's weighted average maturity at the lower end of our allowable range would prove prudent. Maintaining a high-quality portfolio in such an environment, we believe, would also be important, as we continue to seek out current income while working to preserve capital.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
PRESIDENT
UBS Liquid Assets Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Michael H. Markowitz

Michael H. Markowitz
PORTFOLIO MANAGER
UBS Liquid Assets Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2005. The views and opinions in the letter were current as of December 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (E.G., ACCESS(SM) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

                              BEGINNING         ENDING          EXPENSES PAID
                            ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
                             MAY 1, 2005   OCTOBER 31, 2005  05/01/05 TO 10/31/05
ACTUAL                      $    1,000.00     $    1,016.50            $     0.76
HYPOTHETICAL (5% ANNUAL
RETURN BEFORE EXPENSES)          1,000.00          1,024.45                  0.77

* Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                        10/31/05       4/30/05        10/31/04
------------------------------------------------------------------------------------------
Seven-day Current Yield*                                3.82%          2.73%          1.69%
Seven-day Effective Yield*                              3.88           2.75           1.70
Weighted Average Maturity**                          37 Days        41 Days        46 Days
Net Assets (mm)                                 $      480.0   $      394.0   $      361.9

PORTFOLIO COMPOSITION***                          10/31/05       4/30/05        10/31/04
------------------------------------------------------------------------------------------
Commercial Paper                                        68.7%          58.5%          55.6%
Certificates of Deposit                                 15.2           21.9           17.6
Short-term Corporate Obligations                        10.0            6.7            7.7
U.S. Government Agency Obligations                       4.7           10.7           19.8
Bank Notes                                               2.1             --             --
Money Market Funds                                       1.2            1.6            0.3
Repurchase Agreements                                    0.1            0.5             --
Other Assets Less Liabilities                           (2.0)           0.1           (1.0)
------------------------------------------------------------------------------------------
TOTAL                                                  100.0%         100.0%         100.0%
------------------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                MATURITY                INTEREST
    (000)                                                   DATES                   RATES         VALUE
------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS--4.69%
$        6,000    Federal Farm Credit Bank               11/01/05                   4.062%*   $    6,000,373
         8,500    Federal Home Loan Bank                 12/01/05 to                3.714 to
                                                         12/12/05                   3.750*         8,498,259
         4,000    Federal Home Loan Mortgage Corp.       11/07/05                   3.702*         4,000,004
         4,000    Federal Home Loan Mortgage Corp.       10/23/06                   4.250          4,000,000
------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (cost--$22,498,636)                                                                             22,498,636
------------------------------------------------------------------------------------------------------------

BANK NOTES--2.08%
   U.S.--2.08%
        10,000    Bank of America N.A.                   11/01/05 to                3.810 to
                    (cost--$10,000,000)                  11/07/05                   4.060*        10,000,000

CERTIFICATES OF DEPOSIT--15.21%
   NON-U.S.--8.96%
        10,000    Abbey National Treasury Services PLC   11/22/05                   3.825          9,999,843
         8,000    Barclays Bank PLC                      01/05/06                   4.030          8,000,000
         7,000    BNP Paribas                            02/13/06                   3.965          7,000,000
         3,000    Calyon N.A., Inc.                      08/30/06                   4.220          2,999,759
         5,000    Fortis Bank NV-SA                      07/07/06                   3.930          5,000,000
        10,000    Natexis Banque Populaires              11/28/05                   3.865         10,000,000
------------------------------------------------------------------------------------------------------------
                                                                                                  42,999,602
------------------------------------------------------------------------------------------------------------

   U.S.--6.25%
        10,000    American Express Bank,
                    Federal Savings Bank                 11/07/05                   3.820         10,000,000
        10,000    First Tennessee Bank N.A. (Memphis)    12/27/05                   3.950         10,000,000
        10,000    Washington Mutual Bank,
                    Federal Association                  11/04/05                   3.800         10,000,000
                                                                                                  30,000,000
------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$72,999,602)                                                 72,999,602
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--68.67%
   ASSET BACKED-BANKING--2.08%
        10,000    Atlantis One Funding                   11/23/05 to                3.750 to
                                                         11/28/05                   3.880          9,974,082

   ASSET BACKED-MISCELLANEOUS--19.53%
         5,000    Amsterdam Funding Corp.                12/07/05                   3.960          4,980,200
        10,000    Barton Capital LLC                     01/17/06                   4.090          9,912,519
        10,000    Falcon Asset Securitization Corp.      11/17/05                   3.920          9,982,578
         5,000    Kitty Hawk Funding Corp.               11/15/05                   3.900          4,992,417

   PRINCIPAL
    AMOUNT                                                MATURITY                INTEREST
    (000)                                                   DATES                   RATES         VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$        7,500    Preferred Receivables Funding Corp.    11/10/05 to                3.840 to
                                                         11/16/05                   3.900%    $    7,491,137
        10,000    Ranger Funding Co. LLC                 11/03/05                   3.800          9,997,889
         6,500    Sheffield Receivables Corp.            12/19/05                   3.830          6,466,807
        10,000    Thunderbay Funding                     11/21/05                   3.860          9,978,555
        10,000    Variable Funding Capital Corp.         11/18/05                   3.930          9,981,441
        10,000    Windmill Funding Corp.                 11/07/05                   3.800          9,993,667
        10,000    Yorktown Capital LLC                   11/18/05                   3.930          9,981,442
------------------------------------------------------------------------------------------------------------
                                                                                                  93,758,652
------------------------------------------------------------------------------------------------------------

   ASSET BACKED-SECURITIES--14.90%
        10,000    Beta Finance, Inc.                     11/21/05                   3.930          9,978,167
        13,940    Cancara Asset Securitisation LLC       11/14/05 to                3.900 to
                                                         11/21/05                   3.950         13,916,437
         6,000    CC (USA), Inc. (Centauri)              11/23/05                   3.730          5,986,323
         7,000    Dorada Finance, Inc.                   11/23/05                   3.760          6,983,916
         9,000    Galaxy Funding, Inc.                   11/14/05                   3.700          8,987,975
        10,500    Grampian Funding LLC                   12/13/05 to                4.000 to
                                                         03/29/06                   4.100         10,371,772
        10,331    Scaldis Capital LLC                    11/07/05 to                3.820 to
                                                         01/12/06                   4.040         10,296,989
         5,000    Solitaire Funding LLC                  11/22/05                   3.815          4,988,873
------------------------------------------------------------------------------------------------------------
                                                                                                  71,510,452
------------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--11.92%
        10,500    Alliance & Leicester PLC               01/05/06 to                4.000 to
                                                         01/09/06                   4.030         10,422,410
         6,000    Bank of Ireland                        12/13/05                   3.900          5,972,700
        10,000    Banque et Caisse d'Epargne de L'Etat   01/12/06                   4.050          9,919,000
         5,000    Depfa Bank PLC                         01/04/06                   3.980          4,964,622
         2,000    HBOS Treasury Services PLC             11/14/05                   3.860          1,997,212
         9,000    Northern Rock PLC                      11/22/05                   3.740          8,980,365
         5,000    Santander Central Hispano Finance
                    Delaware, Inc.                       11/21/05                   3.750          4,989,583
        10,000    Westpac Trust Securities               11/14/05 to                3.880 to
                    New Zealand Ltd.                     12/28/05                   3.910          9,952,461
------------------------------------------------------------------------------------------------------------
                                                                                                  57,198,353
------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                MATURITY                INTEREST
    (000)                                                   DATES                   RATES         VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   BANKING-U.S.--6.22%
$        4,000    ABN-AMRO N.A. Finance, Inc.            11/14/05                   3.910%    $    3,994,352
         2,000    Barclays U.S. Funding Corp.            11/22/05                   3.750          1,995,625
         4,000    CBA (Delaware) Finance, Inc.           12/15/05                   3.810          3,981,373
        10,000    ING (US) Funding LLC                   11/28/05 to                3.850 to
                                                         12/21/05                   3.980          9,957,924
        10,000    Societe Generale N.A., Inc.            12/12/05                   3.940          9,955,128
------------------------------------------------------------------------------------------------------------
                                                                                                  29,884,402
------------------------------------------------------------------------------------------------------------

   BROKERAGE--5.19%
         5,000    Bear Stearns Cos., Inc.                11/08/05                   3.680          4,996,422
        10,000    Goldman Sachs Group, Inc.              11/21/05                   4.010          9,977,722
         4,000    Morgan Stanley                         11/01/05                   4.000*         4,000,000
         6,000    Morgan Stanley                         01/17/06                   4.070          5,947,769
------------------------------------------------------------------------------------------------------------
                                                                                                  24,921,913
------------------------------------------------------------------------------------------------------------

   DIVERSIFIED MANUFACTURING--3.32%
         6,000    General Electric Co.                   12/13/05                   3.950          5,972,350
        10,000    Siemens Capital Corp.                  11/16/05                   3.870          9,983,875
------------------------------------------------------------------------------------------------------------
                                                                                                  15,956,225
------------------------------------------------------------------------------------------------------------

   ENERGY-INTEGRATED--1.67%
         8,000    BP Capital Markets PLC                 11/01/05                   4.020          8,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--1.77%
         8,500    International Lease Finance Corp.      11/18/05                   3.910          8,484,306

   UTILITIES-OTHER--2.07%
        10,000    RWE AG                                 12/21/05                   3.870          9,946,250
------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$329,634,635)                                                      329,634,635
------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--10.00%
   ASSET BACKED-SECURITIES--3.44%
         3,000    Dorada Finance, Inc.**                 03/10/06                   3.500          2,999,947
         4,500    K2 (USA) LLC**                         11/15/05                   3.960*         4,500,299
         3,000    Links Finance LLC**                    11/14/05                   2.680          3,000,000
         6,000    Links Finance LLC**                    01/17/06                   4.095 to
                                                                                    4.140*         6,000,044
------------------------------------------------------------------------------------------------------------
                                                                                                  16,500,290
------------------------------------------------------------------------------------------------------------

   AUTOMOTIVE OEM--1.04%
         5,000    American Honda Finance Corp.**         12/12/05                   3.794*         5,000,000

   PRINCIPAL
    AMOUNT                                                MATURITY                INTEREST
    (000)                                                   DATES                   RATES         VALUE
------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
   BANKING-NON-U.S.--1.46%
$        3,000    HBOS Treasury Services PLC**           11/01/05                   3.880%*   $    3,000,000
         4,000    Societe Generale**                     11/01/05                   4.060*         4,000,000
------------------------------------------------------------------------------------------------------------
                                                                                                   7,000,000
------------------------------------------------------------------------------------------------------------

   FINANCE-CAPTIVE AUTOMOTIVE--1.15%
         5,500    Toyota Motor Credit Corp.              11/01/05 to                3.800 to
                                                         11/07/05                   3.820*         5,499,818

   FINANCE-NONCAPTIVE CONSUMER--2.08%
        10,000    HSBC Finance Corp.                     11/01/05                   4.195*        10,009,044

   FINANCE-NONCAPTIVE DIVERSIFIED--0.83%
         4,000    General Electric Capital Corp.         11/09/05                   4.040*         4,000,000
------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$48,009,152)                                        48,009,152
------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--0.09%
           427    Repurchase Agreement dated
                    10/31/05 with State Street
                    Bank & Trust Co., collateralized
                    by $321,824 U.S. Treasury Bonds,
                    5.250% to 8.750% due 05/15/17 to
                    02/15/29; (value--$436,099);
                    proceeds: $427,042 (cost--$427,000)  11/01/05                   3.570            427,000

  NUMBER OF
   SHARES
   (000)
---------------
MONEY MARKET FUNDS+--1.27%
         3,099    AIM Liquid Assets Portfolio                                       3.832          3,098,638
         3,001    Blackrock Provident Institutional
                    TempFund                                                        3.756          3,001,025
------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$6,099,663)                                                        6,099,663
------------------------------------------------------------------------------------------------------------
Total Investments (cost--$489,668,688
  which approximates cost for federal income
  tax purposes)--102.01%                                                                         489,668,688
------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.01)%                                                    (9,639,867)
Net Assets (applicable to 479,988,379 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                   $  480,028,821

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2005, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.94% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rates shown reflect yield at October 31, 2005.
OEM  Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               78.1%
United Kingdom                                                               8.7
France                                                                       4.9
Ireland                                                                      2.3
Australia                                                                    2.0
Luxembourg                                                                   2.0
Belgium                                                                      1.0
Spain                                                                        1.0
--------------------------------------------------------------------------------
Total                                                                      100.0%
--------------------------------------------------------------------------------

                      Weighted average maturity -- 37 days

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED
                                                                                    OCTOBER 31,2005
                                                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                            $     7,389,443
EXPENSES:
Transfer agency and related services fees                                                   172,458
Investment advisory and administration fees                                                 151,323
Professional fees                                                                            35,761
State registration fees                                                                      31,484
Reports and notices to shareholders                                                          30,234
Custody and accounting fees                                                                  21,618
Trustees' fees                                                                                6,503
Other expenses                                                                               16,130
---------------------------------------------------------------------------------------------------
                                                                                            465,511
---------------------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                                  (151,323)
Net expenses                                                                                314,188
Net investment income                                                                     7,075,255
Net realized loss from investment activities                                                   (107)
Net increase in net assets resulting from operations                                $     7,075,148

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED         FOR THE
                                                                OCTOBER 31, 2005      YEAR ENDED
                                                                   (UNAUDITED)      APRIL 30, 2005
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $      7,075,255    $    6,194,030
Net realized losses from investment activities                              (107)             (292)
Net increase in net assets resulting from operations                   7,075,148         6,193,738
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                 (7,075,255)       (6,194,030)
Net realized gain from investment activities                                  --           (28,500)
---------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                     (7,075,255)       (6,222,530)
---------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest transactions      86,015,597        67,358,433
Net increase in net assets                                            86,015,490        67,329,641
NET ASSETS:
Beginning of period                                                  394,013,331       326,683,690
End of period                                                   $    480,028,821    $  394,013,331
Accumulated undistributed net investment income                 $             --    $           --

                 See accompanying notes to financial statements

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract"), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2005 its direct advisory/administrative costs and expenses approximate an annual rate of 0.07% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2005, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $215,685,621. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended October 31, 2005, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At October 31, 2005, the Fund had the following liabilities outstanding:

Payable for investments purchased                               $     10,000,000
Dividends payable to shareholders                                        353,460
Other accrued expenses                                                   137,882

At October 31, 2005, the components of net assets were as follows:

Accumulated paid in capital                                     $    479,986,171
Accumulated net realized gain from investment activities                  42,650
Net assets                                                      $    480,028,821

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2005 and the fiscal year ended April 30, 2005 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending April 30, 2006.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                              FOR THE SIX           FOR THE
                                              MONTHS ENDED         YEAR ENDED
                                            OCTOBER 31, 2005     APRIL 30, 2005
-------------------------------------------------------------------------------
Shares sold                                    1,553,766,586      2,535,870,385
Shares repurchased                            (1,474,604,826)    (2,474,545,544)
Dividends reinvested                               6,853,837          6,033,592
Net increase in shares outstanding                86,015,597         67,358,433

UBS LIQUID ASSETS FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                             FOR THE SIX
                             MONTHS ENDED                             FOR THE YEARS ENDED APRIL 30,
                           OCTOBER 31, 2005    ----------------------------------------------------------------------------
                              (UNAUDITED)          2005            2004            2003           2002            2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $           1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                 0.016           0.017           0.010           0.015           0.029           0.061
Dividends from net
  investment income                  (0.016)         (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
Distributions from net
  realized gains from
  investment activities                  --          (0.000)#        (0.000)#        (0.000)#            --              --
Total dividends and
  distributions                      (0.016)         (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
NET ASSET VALUE, END OF
  PERIOD                   $           1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)             1.65%           1.74%           0.98%           1.56%           2.98%           6.32%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)        $        480,029    $    394,013    $    326,684    $    338,534    $    368,936    $    444,417
Expenses to average net
  assets, net of fee
  waivers by advisor                   0.15%*          0.17%           0.17%           0.16%           0.17%           0.19%
Expenses to average net
  assets, before fee
  waivers by advisor                   0.22%*          0.26%           0.20%           0.19%           0.20%           0.22%
Net investment income to
  average net assets,
  net of fee waivers by
  advisor                              3.27%*          1.72%           0.95%           1.56%           2.96%           6.11%
Net investment income to
  average net assets,
  before fee waivers by
  advisor                              3.20%*          1.63%           0.92%           1.53%           2.93%           6.08%

  #  Amount of distribution paid represents less than $0.0005 per share.
  *  Annualized
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

GENERAL INFORMATION (UNAUDITED)


QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND. At a meeting of the board of UBS Money Series (the "Trust") on July 20, 2005, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory and administration contract (the "Contract") with respect to UBS Liquid Assets Fund (the "Fund"). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Fund's Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF THE FUND'S CONTRACT. In approving the Fund's Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE FUND'S CONTRACT. The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Fund's Contract during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by

UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The board noted that UBS Global AM acts as the principal underwriter of the Fund's shares and that it had entered into a dealer agreement with UBS Financial Services Inc. to authorize UBS Financial Services Inc. to sell the Fund's shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Fund's Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five- year periods ended May 31, 2005 and since inception and noted that the Lipper data showed that the Fund had ranked in the first quintile for each of the periods shown and had ranked first among the funds in its Performance Universe for the five-year period and since inception. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the top quintile for each of the periods shown. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee"). The board noted that under the terms of the Fund's Contract, the Fund pays UBS Global AM a fee, computed daily and paid monthly; where the services are provided directly by UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges; where UBS Global AM arranges for an unaffiliated person to provide services, the Fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the Fund pays the service provider directly.

The board noted that UBS Global AM currently waives its entire advisory/administrative fees from the Fund so that the effective total Fund operating expenses were expected to be no more than 0.17% of average daily net assets. The board also noted that UBS Global AM may terminate this voluntary waiver at any time in the future.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were each the lowest in their Expense Group for the comparison periods utilized in the Lipper report. The board also noted that the Fund's total expenses were the lowest of the eight funds in its Expense Group for the comparison period utilized in the Lipper report. The board noted that while one reason for the Fund's relatively low overall expenses was that, unlike most of the other funds in its Expense Group, the Fund did not charge a service/distribution fee, the Fund's total expenses would still have been below the median for its Expense Group if the Fund had a service/distribution fee.

Taking all of the above into consideration, the board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Fund's Contract.

ADVISOR PROFITABILITY. The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints and considered management's statement that it believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM's profitability data, the Actual (as well as Contractual) Management Fee and the expense waiver currently in place, the board believed that UBS Global AM's sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits (if any) and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Fund's Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Fund's Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Fund's Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

William D. White


PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114



THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
UBS GLOBAL ASSET MANAGEMENT (US) INC.                              COMPUTERSHARE
51 West 52nd Street
New York, New York 10019-6114

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  January 6, 2006
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  January 6, 2006
       ---------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  January 6, 2006
       ---------------